Debt - Summary of Outstanding Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015	Jun. 20, 2017	Mar. 31, 2015
Current Debt:
Current debt	$ 0.0	$ 15.0
Long-Term Debt:
Long-term debt	1,600.0	870.0
Less: Unamortized Discount and Debt Issuance Costs on Senior Notes	(20.5)	(8.8)
Total Long-Term Debt, net	1,579.5	861.2
Interest expense	26.8	32.9	$ 11.9
Term Loan
Current Debt:
Current debt	0.0	15.0
Long-Term Debt:
Long-term debt	0.0	270.0
Senior Notes | 4.250% Senior Notes due 2025
Long-Term Debt:
Long-term debt	$ 600.0	600.0
Interest rate, stated percentage	4.25%				4.25%
Senior Notes | 3.000% Senior Notes due 2022
Long-Term Debt:
Long-term debt	$ 400.0	0.0
Interest rate, stated percentage	3.00%			3.00%
Senior Notes | 4.125% Senior Notes due 2027
Long-Term Debt:
Long-term debt	$ 600.0	$ 0.0
Interest rate, stated percentage	4.125%			4.125%